Impairment Charges / (Reversals) - Summary of Impairment Charges / (Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges on financial assets, excluding receivables	€ 52	€ 291	€ 133
Impairment reversals on financial assets, excluding receivables	(98)	(29)	(73)
Impairment charges and reversals on non-financial assets and receivables	60	128	109
Total	€ 15	€ 391	€ 169